Other financial income and expenses - Summary of other financial income and costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Other Finance Income Expense [Abstract]
Interest income	€ 2,476	€ 133	€ 850
Foreign currency gains	6,940	5,542
Gain on other financial instruments			2,099
Other financial income	9,416	5,675	2,949
Interest expenses	(1,038)	(566)	(289)
Foreign currency losses	(6,500)	(276)	(9,774)
Losses on other financial instruments	(741)	(884)
Other financial expenses	€ (8,279)	€ (1,726)	€ (10,063)